Capitalized lease liability	12 Months Ended
Mar. 31, 2019
Leases 1 [Abstract]
Capitalized lease liability
Capitalized lease liability

The present value of the capitalized lease liability was determined by discounting the lease payments at the interest rate implicit in the lease or, if that rate cannot be readily determined, the lessee’s incremental borrowing rate. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities is 6.6%. For the reconciliation between operating lease commitments at March 31, 2018 and the capitalized lease liability recognized on initial application of IFRS 16, refer to note 35.

On adoption of IFRS 16, the Group has elected to apply the practical expedient that allows for all leases with a lease term ending within 12 months of initial application, i.e. by March 31, 2019, to be measured by straight-lining the payments associated with those leases over the lease term. The Group also used hindsight in determining the lease term for leases that include options to extend the lease term.

Refer to note 24 for the expense incurred during the year for short-term leases and leases of low value assets.

	March 31, 2019 R’000	March 31, 2018 R’000

Current	10,745	*
Non-current	31,183	*
Total capitalized lease liability	41,928	*

Reconciliation of total capitalized lease liability
Opening finance lease liability	—	*
Adjustment on initial application of IFRS 16	32,104	*
Finance costs (note 26)	2,214	*
Additions	15,116	*
Capital repayments	(11,435)	*
Interest repayments	(2,053)	*
Foreign currency translation differences	5,982	*
Total capitalized lease liability	41,928	*

* The Group has applied the ‘simplified approach’ on adoption of IFRS 16 that includes certain relief related to the measurement of the right-of-use asset and the lease liability at April 1, 2018, rather than full retrospective application. Furthermore, the ‘simplified approach’ does not require a restatement of comparatives. Refer to note 2.1.1.1.

The total cash outflow relating to capitalized leases for the year amounts to R13.5 million. For the Maturity analysis of the undiscounted contractual cash flows, refer to note 38.